Asset Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Fair Value of Assets Acquisition

The relative fair value of the assets acquired and related deferred tax liability during 2022 was as follows:

Land	$226,000
Building and affixed assets	2,648,000
Machinery	158,000
Inventory	32,000
Intangibles	64,712
Deferred tax liability	(192,000)

Total	$2,936,712

The relative fair value of the assets acquired and related deferred tax liability is as follows:

Land	$226,000
Building and affixed assets	2,684,000
Machinery	158,000
Inventory	32,000
Intangibles	64,712
Deferred tax liability	(192,000)

Total	$2,936,712